SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash	$ 201,861	$ 560,813
Assets held in Trust Account	209,286,528	205,642,100
Cash, FDIC insured amount	$ 250,000	250,000
Cash held in trust account		$ 205,642,100
Public Rights [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Diluted net income (loss) per share (in Shares)	2,012,500	2,012,500
Private Placement [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Diluted net income (loss) per share (in Shares)	59,225	59,225
Common Class B [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001